Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of December 31, 2024 and 2023, the Company’s intangible assets consisted of the following:

	As of December 31,
	2024	2023
Brands	$162,575	$168,508
Software development costs	935,888	880,764
Customer relationships	1,524,623	1,541,507
Computer software	39,220	39,311
Gross carrying value	2,662,306	2,630,090

Brands	113,474	101,197
Software development costs	664,536	578,383
Customer relationships	873,840	756,463
Computer software	29,141	30,112
Accumulated amortization	1,680,991	1,466,155
Intangible assets, net	$981,315	$1,163,935

Schedule of Estimated Amortization Expense of Intangible Assets	The estimated amortization expense of intangible assets for the next five years is as follows:

2025	248,192
2026	245,333
2027	161,492
2028	58,564
2029	45,116

Summary of Intangible Asset Acquired

Intangible assets acquired by the Company during the year ended December 31, 2024 and 2023 had the following expected weighted-average useful lives:

	2024	2023
Brands	n/a	n/a
Software development costs	3 years	3 years
Customer relationships	5 years	5 years
Computer software	2 years	3 years
Total weighted-average useful life	3.0 years	3.4 years